Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Global Equity VIP

	Shares	Value ($)
Common Stocks 98.3%
Argentina 1.6%
Globant SA* (Cost $217,233)	4,201	369,184
Brazil 0.4%
Pagseguro Digital Ltd. "A"* (Cost $157,458)	4,600	88,918
Canada 5.1%
Agnico Eagle Mines Ltd.	4,650	185,024
Alimentation Couche-Tard, Inc. "B"	10,340	243,566
Brookfield Asset Management, Inc. "A"	17,600	780,138
(Cost $696,999)		1,208,728
China 7.4%
Alibaba Group Holding Ltd. (ADR)*	2,400	466,752
China Literature Ltd. 144A*	14	55
Luckin Coffee, Inc. (ADR)* (a)	2,480	67,431
Momo, Inc. (ADR)	4,200	91,098
New Oriental Education & Technology Group, Inc. (ADR)*	1,490	161,278
Ping An Insurance (Group) Co. of China Ltd. "H"	41,500	406,603
Tencent Holdings Ltd.	11,200	551,145
(Cost $1,317,190)		1,744,362
France 3.9%
Cie de St-Gobain SA	5,400	130,887
LVMH Moet Hennessy Louis Vuitton SE	275	102,049
Schneider Electric SE	971	82,667
TOTAL SA	6,060	231,940
VINCI SA	4,400	364,154
(Cost $1,203,561)		911,697
Germany 6.9%
adidas AG	485	109,090
Allianz SE (Registered)	2,525	434,976
BASF SE	2,200	104,833
Deutsche Boerse AG	3,650	503,127
Evonik Industries AG	7,800	162,229
Fresenius Medical Care AG & Co. KGaA	4,700	310,914
(Cost $1,670,517)		1,625,169
Ireland 3.0%
Experian PLC	11,041	305,178
Kerry Group PLC "A" (b)	49	5,633
Kerry Group PLC "A" (b)	3,451	399,785
(Cost $484,487)		710,596
Japan 4.0%
Kao Corp.	2,800	229,212
Keyence Corp.	1,200	386,853
SMC Corp.	800	336,364
(Cost $833,256)		952,429
Luxembourg 1.0%
Eurofins Scientific SE (Cost $121,487)	460	228,141
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $177,866)	136,600	162,655
Norway 0.4%
Mowi ASA (Cost $82,231)	7,200	108,426
Singapore 0.8%
DBS Group Holdings Ltd. (Cost $279,300)	15,200	196,721
Sweden 1.3%
Assa Abloy AB "B"	6,700	126,201
Spotify Technology SA* (c)	1,445	175,481
(Cost $343,592)		301,682
Switzerland 6.2%
Lonza Group AG (Registered)	2,225	924,154
Nestle SA (Registered)	5,185	530,479
(Cost $525,979)		1,454,633
United Kingdom 3.2%
Aon PLC (c)	1,500	247,560
Compass Group PLC	8,360	130,589
Halma PLC	8,200	194,581
Spirax-Sarco Engineering PLC	1,950	196,652
(Cost $447,073)		769,382
United States 52.4%
Activision Blizzard, Inc.	7,600	452,048
Alphabet, Inc. "A"*	450	522,877
Amazon.com, Inc.*	141	274,911
American Express Co.	3,330	285,081
AMETEK, Inc.	4,195	302,124
Amphenol Corp. "A"	6,000	437,280
Apple, Inc.	1,155	293,705
Applied Materials, Inc.	5,750	263,465
Becton, Dickinson & Co.	1,171	269,061
Boeing Co.	324	48,321
CBRE Group, Inc. "A"*	4,500	169,695
Danaher Corp.	6,000	830,460
DexCom, Inc.*	760	204,645
Ecolab, Inc.	2,280	355,292
EOG Resources., Inc.	3,300	118,536
EPAM Systems, Inc.*	2,191	406,781
Evolent Health, Inc. "A"*	17,000	92,310
Exact Sciences Corp.*	1,700	98,600
Fiserv, Inc.*	3,475	330,090
Hologic, Inc.*	2,000	70,200
Intuit, Inc.	1,600	368,000
JPMorgan Chase & Co.	5,300	477,159
Las Vegas Sands Corp.	2,460	104,476
MasterCard, Inc. "A"	2,175	525,393
McDonald's Corp.	2,285	377,825
Microsoft Corp.	4,860	766,471
Mondelez International, Inc. "A"	7,320	366,586
NVIDIA Corp.	1,130	297,868
PPD, Inc*	9,800	174,538
Progressive Corp.	13,400	989,456
Schlumberger Ltd.	3,960	53,420
ServiceMaster Global Holdings, Inc.*	8,100	218,700
ServiceNow, Inc.*	1,375	394,048
T-Mobile U.S., Inc.*	4,300	360,770
TJX Companies, Inc.	5,491	262,525
YETI Holdings, Inc.*	12,000	234,240
Zoetis, Inc.	4,700	553,143
(Cost $8,724,688)		12,350,100
Total Common Stocks (Cost $17,282,917)		23,182,823
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (d) (e) (Cost $65,074)	65,074	65,074
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.32% (d) (Cost $305,912)	305,912	305,912
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,653,903)	99.9	23,553,809
Other Assets and Liabilities, Net	0.1	14,910
Net Assets	100.0	23,568,719

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (d) (e)
836,078	—	771,004 (f)	—	—	5,369	—	65,074	65,074
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.32% (d)
364,206	1,372,234	1,430,528	—	—	873	—	305,912	305,912
1,200,284	1,372,234	2,201,532	—	—	6,242	—	370,986	370,986

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $67,404, which is 0.3% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At March 31, 2020 the DWS Global Equity VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Information Technology	5,122,637	22%
Financials	4,320,821	19%
Health Care	3,918,821	17%
Consumer Discretionary	2,509,866	11%
Communication Services	2,153,474	9%
Industrials	1,892,548	8%
Consumer Staples	1,883,687	8%
Materials	807,378	3%
Energy	403,896	2%
Real Estate	169,695	1%
Total	23,182,823	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$369,184	$—	$—	$369,184
Brazil	88,918	—	—	88,918
Canada	1,208,728	—	—	1,208,728
China	786,559	957,803	—	1,744,362
France	—	911,697	—	911,697
Germany	—	1,625,169	—	1,625,169
Ireland	—	710,596	—	710,596
Japan	—	952,429	—	952,429
Luxembourg	—	228,141	—	228,141
Malaysia	—	162,655	—	162,655
Norway	—	108,426	—	108,426
Singapore	—	196,721	—	196,721
Sweden	175,481	126,201	—	301,682
Switzerland	—	1,454,633	—	1,454,633
United Kingdom	247,560	521,822	—	769,382
United States	12,350,100	—	—	12,350,100
Short-Term Investments (g)	370,986	—	—	370,986
Total	$15,597,516	$7,956,293	$—	$23,553,809

(g)	See Investment Portfolio for additional detailed categorizations.